SUBSEQUENT EVENT (Details)		1 Months Ended
	Mar. 04, 2020 EquityInstruments Options	Nov. 30, 2020 EquityInstruments Options item	May 31, 2020 EquityInstruments Options employee	Jan. 31, 2020 EquityInstruments Options employee
SUBSEQUENT EVENT
Number of shares options granted | Options	1,332,195		2,326,555	3,942,284
Number of grantees | employee			29	12
Number of RSUs granted | EquityInstruments	194,887		173,155	194,887
Subsequent Events
SUBSEQUENT EVENT
Number of shares options granted | Options		4,849,933
Number of grantees | item		59
Number of RSUs granted | EquityInstruments		281,778